ALPHA ANALYTICS INVESTMENT TRUST
================================================================================
                               SEMI-ANNUAL REPORT
                      (For the period from January 1, 1999
                            through January 31, 1999

                        ALPHA ANALYTICS INVESTMENT TRUST
                           Alpha Analytics Value Fund
                      Alpha Analytics Small Cap Quant Fund
                      1901 Avenue of the Stars, Suite 1100
                              Los Angeles, CA 90067



President's Letter

March 15, 1999





Dear Fellow Shareholders:

Welcome to the Alpha Analytics Mutual Fund family. Launching the mutual funds was a long, drawn-out process, and we are glad to have moved from planning to implementation. This report covers a very short time period because both the Alpha Analytics Small Cap Quant Fund and the Alpha Analytics Value Fund did not become active until December 31, 1998.

Equity investing is for patient money. Because of the volatility of the expected returns (that is, the size of the expected standard deviation of returns on equities around the expected return), one month is too short a time period to judge the performance of either of these equity funds. However, people are always curious about this, and for your convenience we will summarize the performance during this period. Both funds started out with a net asset value of $10.00 on December 31,1998. At January 31, 1999, the unaudited net asset value was $9.46 for the Small Cap Quant Fund (down 5.4%), and $10.49 for the Value Fund (up 4.9%). For comparison, the Russell 2000 index increased by 1.2%, and the Russell 1000/Value index by 0.8% during that same time period. The average small cap blend fund decreased by -0.2%, and the average large cap value fund increased by 0.9% during that same time period. Being human we can't help but be disappointed when our investments lose money and feel elated when they are making money. The truth of the matter, however, is that one month is too short a time period from which to draw much significance.

One of our goals at Alpha Analytics is to provide sophisticated investors with well defined investment products. True to its name, the Small Cap Quant Fund invests in companies with capitalization between $75 million and $1.5 billion. By way of contrast, the Value Fund invests in large and mid-cap companies which are historically cheap based on price-to-book, price-to-sales, and other value indicators.

As a mutual fund company, we leave the asset allocation decisions to our shareholders. This has two consequences. We are committed to maintaining the style and market capitalization of our mutual funds. Secondly, our goal is to be fully invested (subject to prudent management of investable funds both inbound and outbound). In pursuit of this policy, at the end of this quarter, the Small Cap Quant Fund was 99.7% invested, while the Value Fund was 82.2% invested. We expect the Value Fund to become fully invested in the coming quarter.

One of the key ways to reduce investment risk and smooth investment returns is to diversify your investments across assets which have differing investment characteristics. The month of January provides a text book example of this for our two funds. The fact that the Value Fund outperformed its index while the Quant Fund under performed its index is one illustration of the benefits of diversification. If your assets had been spread equally between the two funds, your results for the month would have been essentially flat, which is consistent with the performance of the broad market, that month.

I started out this letter by addressing you as "Fellow Shareholders." I do own substantial shares in both funds. We invest this money like our own because in fact our own money is invested along side yours.

Thanks again for choosing the Alpha Analytics Investment Funds as one of your investment vehicles. And don't let the volatility of your investment returns knock you off your long-term investment plans. In investing, patience has its rewards.


Best regards,



/s/ ROBERT E. GIPSON
--------------------
Robert E. Gipson
President

                        ALPHA ANALYTICS INVESTMENT TRUST
                                   VALUE FUND

                            SCHEDULE OF INVESTMENTS
                                JANUARY 31, 1999
                                  (UNAUDITED)


                                                           Market
     Shares                                                Value
     ------                                                -----
              COMMON STOCKS - 82.13%
              APPLICATIONS- SOFTWARE- 2.22%
      1,500   J.D. Edwards & Co* ....................   $    30,469
                                                        -----------

              AUTOMOBILES/TRUCKS - 2.29%
      2,000   Volkswagon AG- Sponsored ADR ..........        31,389
                                                        -----------

              BANKING - 3.05%
        800   Bank One Corp. ........................        41,900
                                                        -----------

              APPAREL MANUFACTURERS - 1.85%
      1,000   Warnaco Group, Inc. ...................        25,375
                                                        -----------

              COMMERCIAL SERVICE- FINANCE - 13.07%
      1,000   Computer Associates International, Inc.        50,625
      1,700   Electronic Data Systems Corp. .........        89,144
      1,000   Equifax, Inc. .........................        39,562
                                                        -----------
                                                            179,331
                                                        -----------

              DATA PROCESSING - 6.98%
      2,500   First Data Corp. ......................        95,781
                                                        -----------

              DRUG DELIVERY SYSTEMS - 2.95%
        600   Elan Corporation PLC* .................        40,500
                                                        -----------

              ELECTRICAL EQUIPMENT - 3.71%
        700   Philips Electronics NV ................        50,969
                                                        -----------

              FINANCIAL SERVICES - 4.31%
      1,000   ING Groep NV- Sponsored ADR ...........        59,188
                                                        -----------

              INSURANCE - 5.71%
      1,100   Allstate Corp. ........................        41,319
      1,100   Everest Reinsurance Holdings, Inc. ....        36,987
                                                        -----------
                                                             78,306
                                                        -----------

              MANUFACTURING - 2.87
      1,100   Trinity Industries, Inc. ..............        39,325
                                                        -----------

              MEDICAL - 7.12%
      1,000   Genzyme Corp* .........................        54,500
        700   Novo-Nordisk A/S- Sponsored ADR .......        43,225
                                                        -----------
                                                             97,725
                                                        -----------

              MINING - 2.28%
      2,200   Debeers Consolidated Mines- ADR                31,350
                                                        -----------



                       SEE NOTES TO FINANCIAL STATEMENTS

                        ALPHA ANALYTICS INVESTMENT TRUST
                                   VALUE FUND

                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 1999
                                   (UNAUDITED)


                                                           Market
     Shares                                                Value
     ------                                                -----
              MULTIMEDIA - 5.20%
      2,100   CBS Corp* .............................        71,400
                                                        -----------

              NETWORK SOFTWARE - 4.45%
      3,000   Novell, Inc* ..........................        61,125
                                                        -----------

              OIL, ENERGY & NATURAL GAS - 3.47%
      1,000   Schlumberger Limited ..................        47,625
                                                        -----------

              RETAIL- 4.64%
      1,000   Limited, Inc. (The) ...................        34,125
      1,200   Neiman Marcus Group, Inc* .............        29,550
                                                        -----------
                                                             63,675

              SERVICES - 3.06%
      2,400   Stewart Enterprises, Inc. Cl A ........        42,000
                                                        -----------

              TELECOMMUNICATIONS - 2.90%
      1,200   Comsat Corp. ..........................        39,750
                                                        -----------

              TOTAL COMMON STOCKS
               (Cost $1,095,257                           1,127,183
                                                        -----------

                    SHORT TERM INVESTMENTS - 28.46%
    390,651   Star Treasury Fund ....................
               (Cost $390,651)                              390,651
                                                        -----------

              TOTAL INVESTMENTS
               (Cost $1,485,908) .............110.59%     1,517,834

              LIABILITIES LESS OTHER ASSETS...(10.59%)     (145,377)
                                              ---------------------


              TOTAL NET ASSETS ...............100.00%    $1,372,457
                                              =====================




*Non income producing


                       SEE NOTES TO FINANCIAL STATEMENTS

                        ALPHA ANALYTICS INVESTMENT TRUST
                              SMALL CAP QUANT FUND

                            Schedule of Investments
                                January 31, 1999
                                  (Unaudited)


                                                                      Market
   Shares                                                              Value
   ------                                                              -----
                COMMON STOCKS - 99.72%
                ADVERTISING - 3.66%
    1,400       Advo, Inc* ...................................        $  35,350
                                                                      ---------

                AIRLINES - 12.24%
      800       Alaska Air Group, Inc* .......................           40,300
      800       Expeditors International Wash, Inc. ..........           36,700
    1,900       Intrav, Inc. .................................           41,325
                                                                      ---------
                                                                        118,325
                                                                      ---------

                AUTO PARTS & EQUIPMENT - 1.00%
      300       Strattec Security Corp* ......................            9,638
                                                                      ---------

                COMMUNICATIONS EQUIPMENT - 6.01%
    1,800       Anixter International, Inc* ..................           29,138
    2,100       Personnel Group* .............................           29,006
                                                                      ---------
                                                                         58,144
                                                                      ---------

                COMPUTER SYSTEMS - 6.76%
    2,100       CHS Electronics, Inc* ........................           31,369
    1,600       Pomeroy Computer Resources, Inc* .............           34,000
                                                                      ---------
                                                                         65,369
                                                                      ---------

                ELECTRICAL EQUIPMENT - 3.72%
    1,600       Harmon Industries, Inc. ......................           36,000
                                                                      ---------

                FOODS - 3.97%
    1,600       Ben & Jerry's Homemade Cl A* .................           38,400
                                                                      ---------

                GAMING - 3.86%
    1,300       Harvey's Casino Resort .......................           37,375
                                                                      ---------

                HEALTH CARE - 10.79%
    1,200       Maxxim Medical, Inc* .........................           32,550
    1,500       Res-care, Inc* ...............................           33,562
    1,300       Syncor International Corp* ...................           38,187
                                                                      ---------
                                                                        104,299
                                                                      ---------

                HOMEBUILDING - 14.58%
    1,300       Champion Enterprises, Inc* ...................           30,387
    1,700       MDC Holdings, Inc. ...........................           35,700
      800       NVR, Inc* ....................................           35,700
    1,300       Pulte Corp. ..................................           39,244
                                                                      ---------
                                                                        141,031
                                                                      ---------

                       SEE NOTES TO FINANCIAL STATEMENTS

                        ALPHA ANALYTICS INVESTMENT TRUST
                              SMALL CAP QUANT FUND

                             Schedule of Investments
                                January 31, 1999
                                   (Unaudited)


                                                                      Market
   Shares                                                              Value
   ------                                                              -----


                HOUSEHOLD FURNISHINGS & APPLIANCES - 7.68%
    1,300       Furniture Brands International, Inc* .........           30,550
    3,300       Rowe Furniture Corp. .........................           43,725
                                                                      ---------
                                                                         74,275
                                                                      ---------

                INSURANCE - 3.30%
    1,200       Fidelity National Financial, Inc. ............           31,950
                                                                      ---------

                LEISURE PRODUCTS - 3.47%
    2,200       SCP Pool Corp* ...............................           33,550
                                                                      ---------

                MANUFACTURING-DIVERSIFIED - 5.91%
    1,000       Dayton Superior Corp* ........................           19,250
    1,500       Tower Automotive, Inc* .......................           37,875
                                                                      ---------
                                                                         57,125
                                                                      ---------

                RETAIL-SPECIALTY - 3.40%
    2,300       Brookstone, Inc* .............................           32,919
                                                                      ---------

                SERVICES-COMMERCIAL/CONSUMER - 2.48%
    1,000       Advanced Marketing Services ..................           24,000
                                                                      ---------

                TEXTILES/APPAREL - 2.96%
    1,800       Oshkosh B'gosh, Inc. .........................           28,575
                                                                      ---------

                TRUCKING - 3.93%
    2,000       Covenant Transport, Inc* .....................           38,000
                                                                      ---------

                TOTAL COMMON STOCKS
                     (Cost $1,012,131) .......................          964,325

                         SHORT TERM INVESTMENTS - .30%
    2,875       Star Treasury Fund
                    (Cost $2,875) ............................            2,875

                TOTAL INVESTMENTS
                    (Cost $1,015,006                    100.01%         967,200

               LIABILITIES LESS OTHER ASSETS             (0.01%)           (121)
                                                        -----------------------

               TOTAL NET ASSETS                         100.00%       $ 967,079
                                                        =======================


*Non income producing

                       SEE NOTES TO FINANCIAL STATEMENTS

                        ALPHA ANALYTICS INVESTMENT TRUST
                      Statements of Assets and Liabilities
                                January 31, 1999
                                  (Unaudited)


ASSETS                                                                       SMALL CAP
                                                              VALUE FUND     QUANT FUND
                                                              ----------     ----------

Investments in securities, at value
     (Cost $1,485,908 and $1,015,006, respectively)
     (Note 2) ...........................................   $   1,517,834    $  967,200
Receivable for securities sold ..........................          53,282             0
Receivable for interest and dividends ...................           1,273           457
                                                            -------------    ----------
                                                                1,572,389       967,657
                                                            -------------    ----------
LIABILITIES

     Payable for securities purchased ...................         199,212             0
     Accrued advisory fees (Note 3) .....................             720           578
                                                            -------------    ----------
                                                                  199,932           578
                                                            -------------    ----------
     Net Assets .........................................   $   1,372,457    $  967,079
                                                            =============    ==========

NET ASSETS CONSIST OF:

     Paid in capital ....................................   $   1,326,000    $1,015,000
     Accumulated net investment income (loss) ...........             559          (115)
     Accumulated net realized gain on ...................          13,972             0
          security transactions
     Net unrealized appreciation (depreciation)
          on investments ................................          31,926       (47,806)
                                                            -------------    ----------
          Net Assets ....................................   $   1,372,457    $  967,079
                                                            =============    ==========

     Net asset value, offering price, and
          redemption price per share
          ($1,372,457/130,862 and $967,079/102,277 shares
          of capital stock outstanding, respectively)
          (Note 5) ......................................   $       10.49    $     9.46
                                                            =============    ==========





                       SEE NOTES TO FINANCIAL STATEMENTS

                        ALPHA ANALYTICS INVESTMENT TRUST
                            Statements of Operations
            For the period January 1, 1999* through January 31, 1999
                                  (Unaudited)



                                                                       SMALL CAP
                                                         VALUE FUND   QUANT FUND
                                                         ----------   ----------

INVESTMENT INCOME
     Interest ...........................................   $  1,279   $    379
     Dividends ..........................................          0         84
                                                            --------   --------
          Total investment income .......................      1,279        463

EXPENSES
     Advisory fee .......................................        720        578
                                                            --------   --------
          Total expenses ................................        720        578
                                                            --------   --------
     Net investment income (loss) .......................        559       (115)
                                                            --------   --------

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS
Note 2)

     Net realized gain on investments ...................     13,972          0
     Net change in unrealized appreciation
          (depreciation) on investments .................     31,926    (47,806)
                                                            --------   --------
     Net gain (loss) on investments .....................     45,898    (47,806)
                                                            --------   --------
     Net increase (decrease) in net assets resulting
          from operations ...............................   $ 46,457   $(47,921)
                                                            ========   ========




* Commencement of operations



                       SEE NOTES TO FINANCIAL STATEMENTS

                        ALPHA ANALYTICS INVESTMENT TRUST
                      Statements of Changes in Net Assets
            For the period January 1, 1999* through January 31, 1999
                                  (Unaudited)


                                                                      SMALL CAP
                                                       VALUE FUND     QUANT FUND
                                                       ----------     ----------

OPERATIONS:

     Net investment income (loss) ..................   $      559   $     (115)
     Net realized gain on investments ..............       13,972            0
     Net increase in unrealized appreciation
          (depreciation) on investments ............       31,926      (47,806)
                                                       ----------   ----------

     Net increase (decrease) in net assets resulting
          from operations ..........................   $   46,457   $  (47,921)

     Distributions from net investment income ......            0            0
     Distributions from net gain on investments ....            0            0

     Net capital share transactions ................    1,275,000      964,000
                                                       ----------   ----------

     Net increase in net assets ....................    1,321,457      916,079

NET ASSETS, BEGINNING OF PERIOD ....................       51,000       51,000
                                                       ----------   ----------

NET ASSETS, END OF PERIOD ..........................   $1,372,457   $  967,079
                                                       ==========   ==========



* Commencement of operations



                       SEE NOTES TO FINANCIAL STATEMENTS

                        ALPHA ANALYTICS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                JANUARY 31, 1999
                                   (UNAUDITED)


1.    ORGANIZATION

Alpha Analytics Value Fund and Alpha Analytics Small Cap Quant Fund (each a "Fund" or collectively the "Funds") were organized as diversified series of Alpha Analytics Investment Trust, an Ohio business trust (the "Trust") on August 18, 1998. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Funds commenced operations on January 1, 1999. Each Fund's investment objective is to provide long term capital appreciation.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

B. SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined using the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

                        ALPHA ANALYTICS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                JANUARY 31, 1999
                            (CONTINUED) - (UNAUDITED)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FEDERAL INCOME TAX STATUS - No provision for federal income taxes is required since each Fund intends to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and distribute all of its taxable income to its shareholders.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Each Fund records dividends and distributions to shareholders on the ex-dividend date.

E. OTHER - Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.


3. INVESTMENT MANAGEMENT AGREEMENT AND RELATED PARTY TRANSACTIONS

Each Fund has an investment advisory and management agreement with Alpha Analytics Investment Group, LLC ("Adviser"). Under these agreements, the Adviser provides the Funds with investment advisory and management services for which each Fund pays a fee equal to an annual rate of 1.50% of the Fund's average daily net assets. Through November 30, 1999, the Adviser has agreed to waive a portion of its fees so that the total expenses of each Fund will be 1.30% of average daily net assets. The Adviser pays all of the operating expenses of each Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

Robert Gipson is an owner and officer of Alpha Analytics Investment Group, LLC, and an officer and Trustee of the Trust.

The Adviser has entered into a Sub-Advisory Agreement with Cambiar Investors, Inc. to serve as the sub-adviser of the Value Fund.

                        ALPHA ANALYTICS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                JANUARY 31, 1999
                            (CONTINUED) - (UNAUDITED)


4. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the period ended January 31, 1999 were as follows:
                                                                       SMALL CAP
                                                         VALUE FUND   QUANT FUND
                                                         ----------   ----------

         Purchases...............................       $1,155,026    $1,012,131
         Sales.....................................     $   73,741    $        0

At January 31, 1999, the cost of securities for federal income tax purposes of the Value Fund and Small Cap Quant Fund was $1,485,908 and $1,015,006, respectively. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $49,628 and $6,217 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $17,702 and $54,023 for the Value Fund and Small Cap Quant Fund, respectively.


5. FUND SHARE TRANSACTIONS

At January 31, 1999 there were an unlimited number of shares authorized with no par value.

Value Fund:
                                                      For the period
                                                     January 1, 1999*
                                                 through January 31, 1999

                                               SHARES                VALUE
                                               ------                -----

Shares sold........................            125,762            $1,275,000
Dividend reinvestment..............                  0                     0
Shares repurchased.................                  0                     0
                                              --------            ----------
                                               125,762            $1,275,000
                                              ========            ==========




*Commencement of operations

                        ALPHA ANALYTICS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                JANUARY 31, 1999
                            (CONTINUED) - (UNAUDITED)


5. FUND SHARE TRANSACTIONS (CONTINUED)

Small Cap Quant Fund:

                                                         For the Period
                                                        January 1, 1999*
                                                    through January 31, 1999

                                                  SHARES                VALUE
                                                  ------                -----

Shares sold.........................              97,177              $964,000
Dividend reinvestment...............                   0                     0
Shares repurchased..................                   0                     0
                                                 -------              --------
                                                 97,177               $964,000
                                                 ======               ========

*Commencement of operations

                        ALPHA ANALYTICS INVESTMENT TRUST
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
              (FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                FOR THE PERIOD
                                                                   ENDED
                                                               JANUARY 31,1999**
                                                               -----------------

Net asset value, beginning of period ......................   $      10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss) ..............................           0.01
Net realized and unrealized gain on investments ...........           0.48
                                                              ------------

Total from investment operations ..........................           0.49

LESS DISTRIBUTIONS:
Dividends from net investment income ......................           0.00
Distribution from realized gains from security transactions           0.00
                                                              ------------

Total distributions........................................           0.00

Net asset value, end of period ............................   $      10.49
                                                              ============

Total return ..............................................           4.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ......................      $   1,372
Ratio of expenses to average net assets....................           1.30%*
Ratio of net investment income to average net assets ......           0.95%*
Portfolio turnover rate ...................................          14.15%

*Annualized
**Commencement of operations was January 1, 1999.


                        SEE NOTES TO FINANCIAL STATEMENTS

                        ALPHA ANALYTICS INVESTMENT TRUST
                              SMALL CAP QUANT FUND
                              FINANCIAL HIGHLIGHTS
              (FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                 FOR THE PERIOD
                                                                     ENDED
                                                               JANUARY 31,1999**
                                                               -----------------

Net asset value, beginning of period ............................   $    10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss) ....................................         0.00
Net realized and unrealized loss on investments .................        (0.54)
                                                                    ----------

Total from investment operations ................................        (0.54)

LESS DISTRIBUTIONS:
Dividends from net investment income ............................         0.00
Distribution from realized gains from security transactions .....         0.00
                                                                    ----------

Total distributions .............................................         0.00

Net asset value, end of period ..................................   $     9.46
                                                                    ==========

Total return ....................................................        (5.40)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ............................   $   967
Ratio of expenses to average net assets .........................      1.30%*
Ratio of net investment income to average net assets ............     (0.24)%*
Portfolio turnover rate .........................................      0.00%

*Annualized
**Commencement of operations was January 1, 1999.






                        SEE NOTES TO FINANCIAL STATEMENTS